NOTE 7 - INCOME TAXES - Reconciliation of Effective Income Tax Rate (Details)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Statutory rate	30.00%	30.00%
State income taxes, net of Federal tax benefit	550.00%	550.00%
Permanent differences	3550.00%	3550.00%
Valuation allowance-deferred tax asset from NOL	950.00%
Effective rate	26.00%	35.50%